Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,156,369	$ 3,527,645	$ 12,308,798	$ 3,427,055
Decrease depreciation expense	$ 405,000